IFRS 7 Disclosures - Summary of Account Balances by Investment Category (Detail) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 92,085	$ 111,037
Equity funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	42,506	52,528
Balanced funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	36,290	43,783
Bond funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	9,336	10,965
Money market funds [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	1,924	1,844
Other fixed interest rate investments [Member]
Investment Categories For Variable Contracts With Guarantees [line items]
Investments for variable contracts with guarantees	$ 2,029	$ 1,917